UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2,   Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period: 1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014
Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 71.6%
	ADVERTISING - 1.5%
$ 932,124	Catalina Marketing Corp. (a,b)	11.6250	10/1/2017	$ 985,721

	AEROSPACE/DEFENSE - 4.1%
2,584,000	DAE Aviation Holdings, Inc. (a)	11.2500	8/1/2015	2,585,615

	AUTO PARTS & EQUIPMENT - 0.2%
100,000	Allison Transmission, Inc. (a)	7.1250	5/15/2019	108,500

	COMMERCIAL SERVICES - 3.4%
2,060,000	Great Lakes Dredge & Dock Corp.	7.3750	2/1/2019	2,165,575

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
500,000	Fly Leasing Ltd.	6.7500	12/15/2020	508,750

	GAS - 3.1%
1,830,000	Sabine Pass LNG (a)	7.5000	11/30/2016	1,985,550

	HOME FURNISHINGS - 0.1%
35,000	Ethan Allen Global, Inc.	5.3750	10/1/2015	36,575

	INTERNET - 2.4%
1,279,000	Expedia, Inc.	7.4560	8/15/2018	1,509,000

	MACHINERY - DIVERSIFIED - 6.1%
3,587,000	Columbus McKinnon Corp.	7.8750	2/1/2019	3,891,895

	METAL FABRICATE/HARDWARE - 3.5%
2,165,000	Mueller Water Products, Inc.	7.3750	6/1/2017	2,235,362

	MINING - 12.1%
4,557,000	FMG Resources (August 2006) Pty Ltd. (a)	6.8750	2/1/2018	4,801,939
1,185,000	FMG Resources (August 2006) Pty Ltd. (a)	7.0000	11/1/2015	1,233,941
1,510,000	Horsehead Holding Corp. (a)	10.5000	6/1/2017	1,679,875
				7,715,755
	MISCELLANEOUS MANUFACTURING - 2.2%
1,384,000	Smith & Wesson Holding Corp. (a)	5.8750	6/15/2017	1,396,110

	PACKAGING & CONTAINERS - 7.3%
1,361,000	AEP Industries, Inc.	8.2500	4/15/2019	1,459,673
3,131,000	Packaging Dynamics Corp. (a)	8.7500	2/1/2016	3,217,102
				4,676,775
	PHARMACEUTICALS - 1.1%
651,000	Grifols, Inc.	8.2500	2/1/2018	695,756

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014
Par Value		Coupon Rate (%)	Maturity	Value
	RETAIL - 19.3%
$ 3,272,000	BK Capital Holdings - Reg S (b)	0.0000	4/15/2019	$ 2,944,800
1,924,000	Dillard's, Inc.	6.6250	1/15/2018	2,178,930
45,000	Dillard's, Inc.	7.1300	8/1/2018	51,975
4,075,000	Hillman Group, Inc.	10.8750	6/1/2018	4,401,000
2,494,000	Sizzling Platter LLC (a)	12.2500	4/15/2016	2,684,168
				12,260,873
	SOFTWARE - 4.4%
2,682,000	ManTech International Corp.	7.2500	4/15/2018	2,809,395

	TOTAL BONDS & NOTES (Cost - $45,160,995)			45,567,207

	CONVERTIBLE BONDS - 4.8%
	BUILDING MATERIALS - 1.0%
665,000	Headwaters, Inc.	2.5000	2/1/2014	665,000

	MINING - 3.8%
2,413,000	Goldcorp, Inc.	2.0000	8/1/2014	2,429,589

	TOTAL CONVERTIBLE BONDS (Cost - $3,076,545)			3,094,589

	TERM LOANS - 15.0%
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
2,250,000	Ascensus (b)	9.0000	12/2/2020	2,289,375

	HEALTHCARE - 3.1%
1,997,495	Alliance Healthcare Services, Inc. (b)	4.2500	6/3/2019	2,000,930

	INTERNET - 4.8%
1,990,000	Blue Coat Systems, Inc. (b)	4.5000	5/30/2019	1,999,950
1,000,000	Blue Coat Systems, Inc. (b)	9.5000	6/28/2020	1,032,500
				3,032,450
	RETAIL - 3.5%
2,221,931	Collective Brands, Inc. (b)	7.2500	10/9/2019	2,242,295

	TOTAL TERM LOANS (Cost - $9,502,692)			9,565,050

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014
Shares				Value
	SHORT-TERM INVESTMENTS - 6.7%
	MONEY MARKET FUND - 6.7%
4,265,564	Fidelity Institutional Money Market Government Portfolio, to yield 0.04%
	(Cost - $4,265,564) (c)			$ 4,265,564

	TOTAL INVESTMENTS - 98.1% (Cost - $62,005,796) (d)			$ 62,492,410
	OTHER ASSETS LESS LIABILITIES - NET - 1.9%			1,187,103
	NET ASSETS - 100.0%			$ 63,679,513

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions
	exempt from registration to qualified institutional buyers. At January 31, 2014 these securities amounted to $20,678,521 or 32.5%
	of net assets.
(b)	Variable or step coupon security - interest rate shown reflects the rate currently in effect.
(c)	Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.
(d)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $62,154,686 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 453,420
		Unrealized depreciation:		(115,696)
	Net unrealized appreciation:			$ 337,724

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014  for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 45,567,207	$ -	$ 45,567,207
Convertible Bonds	-	3,094,589	-	3,094,589
Term Loans	-	9,565,050	-	9,565,050
Short-Term Investments	4,265,564	-	-	4,265,564
Total	$ 4,265,564	$ 58,226,846	$ -	$ 62,492,410

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       4/1/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       4/1/14

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       4/1/14